Income Taxes - Schedule of Movement in Deferred Income Tax Liabilities and Assets (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	CAD 3,153	CAD 3,151
Deferred Income Tax Liabilities, Ending Balance	6,415	3,153
Deferred Income Tax Assets, Beginning Balance	(568)	(335)
Deferred Income Tax Assets, Ending Balance	(802)	(568)
Net Deferred Income Tax Liabilities, Beginning Balance	2,585	2,816
Net Deferred Income Tax Liabilities, Ending Balance	5,613	2,585
Unused Tax Losses [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Assets, Beginning Balance	(270)	(172)
Deferred Income Tax Assets, Ending Balance	(191)	(270)
Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	801	26
Charged (Credited) to OCI	(45)	(24)
Charged (Credited) to Purchase Price Allocation	2,506
Deferred Income Tax Assets [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(218)	(235)
Charged (Credited) to OCI	12	2
Charged (Credited) to Share Capital	(28)
Deferred Income Tax Assets [Member] | Unused Tax Losses [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	67	(102)
Charged (Credited) to OCI	12	4
Net Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	583	(209)
Charged (Credited) to OCI	(33)	(22)
Charged (Credited) to Purchase Price Allocation	2,506
Charged (Credited) to Share Capital	(28)
PP&E [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	3,146	3,052
Deferred Income Tax Liabilities, Ending Balance	6,232	3,146
PP&E [Member] | Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	625	118
Charged (Credited) to OCI	(45)	(24)
Charged (Credited) to Purchase Price Allocation	2,506
Timing of Partnership Items [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Ending Balance	164
Deferred Income Tax Assets, Beginning Balance		(36)
Timing of Partnership Items [Member] | Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	164
Timing of Partnership Items [Member] | Deferred Income Tax Assets [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings		36
Risk Management [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	6	82
Deferred Income Tax Liabilities, Ending Balance	17	6
Deferred Income Tax Assets, Beginning Balance	(85)	(8)
Deferred Income Tax Assets, Ending Balance	(283)	(85)
Risk Management [Member] | Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	11	(76)
Risk Management [Member] | Deferred Income Tax Assets [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(198)	(77)
Other [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	1	17
Deferred Income Tax Liabilities, Ending Balance	2	1
Deferred Income Tax Assets, Beginning Balance	(213)	(119)
Deferred Income Tax Assets, Ending Balance	(328)	(213)
Other [Member] | Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	1	(16)
Other [Member] | Deferred Income Tax Assets [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(87)	(92)
Charged (Credited) to OCI		CAD (2)
Charged (Credited) to Share Capital	CAD (28)